OPERATING SGEMENTS (Tables)	12 Months Ended
Jun. 30, 2022
Operating Segments [abstract]
Operating segments
Other
2022 reconciling
Amounts in R million Ergo FWGR items

Total
Revenue (External) 3,704.9 1,413.6 - 5,118.5
Cash operating costs (3,009.8) (454.0) - (3,463.8)
Movement in gold in process and finished inventories - Gold Bullion 35.2 (4.8) - 30.4
Segment operating profit 730.3 954.8 - 1,685.1
Additions to property, plant and equipment (436.2) (162.2) - (598.4)
Reconciliation of segment operating profit to profit after tax
Segment operating profit 730.3 954.8 - 1,685.1
Depreciation

(134.5) (131.6) (1.5) (267.6)
Change in estimate of environmental rehabilitation recognised in profit or loss 2.3 - (0.1) 2.2
Ongoing rehabilitation expenditure (30.1) (1.5) - (31.6)
Care and maintenance - - (5.9) (5.9)
Other operating costs (4.9) (0.2) (0.1) (5.2)
Other income 70.1 21.2 - 91.3
Administration expenses and other costs (7.7) (13.8) (139.7) (161.2)
Finance income 22.4 19.0 184.4 225.8
Finance expense (58.8) (10.8) (5.2) (74.8)
Current tax (12.9) (237.3) (11.4) (261.6)
Deferred tax (45.3) (29.6) 2.2 (72.7)
Profit after tax 530.9 570.2 22.7 1,123.8
Reconciliation of cost of sales to cash operating costs

Cost of sales

(3,141.8) (592.1) (7.6) (3,741.5)
Depreciation

134.5 131.6 1.5 267.6
Change in estimate of environmental rehabilitation recognised in profit or loss (2.3) - 0.1 (2.2)
Movement in gold in process and finished inventories - Gold Bullion (35.2) 4.8 - (30.4)
Ongoing rehabilitation expenditure 30.1 1.5 - 31.6
Care and maintenance - - 5.9 5.9
Other operating costs 4.9 0.2 0.1 5.2
Cash operating costs (3,009.8) (454.0) - (3,463.8)
Other
2021 reconciling
Amounts in R million Ergo FWGR items

Total
Revenue (External) 3,943.0 1,326.0 - 5,269.0
Cash operating costs (2,666.5) (406.2) - (3,072.7)
Movement in gold in process and finished inventories - Gold Bullion (31.9) 6.3 - (25.6)
Segment operating profit 1,244.6 926.1 - 2,170.7
Additions to property, plant and equipment (250.9) (143.3) (1.5) (395.7)
Reconciliation of segment operating profit to profit after tax
Segment operating profit 1,244.6 926.1 - 2,170.7
Depreciation

(135.6) (115.6) (1.3) (252.5)
Change in estimate of environmental rehabilitation recognised in profit or loss 7.2 - 5.2 12.4
Ongoing rehabilitation expenditure (46.6) (1.7) - (48.3)
Care and maintenance - - (3.9) (3.9)
Other operating expenses 2.4 - - 2.4
Other income 0.1 - - 0.1
Administration expenses and other costs 15.0 1.8 (80.8) (64.0)
Finance income 21.0 17.2 178.0 216.2
Finance expense (45.8) (9.8) (13.9) (69.5)
Current tax (196.1) (227.6) - (423.7)
Deferred tax (66.6) (37.4) 4.0 (100.0)
Profit after tax 799.6 553.0 87.3 1,439.9
Reconciliation of cost of sales to cash operating costs
Cost of sales (2,871.0) (517.2) - (3,388.2)
Depreciation 135.6 115.6 1.3 252.5
Change in estimate of environmental rehabilitation recognised in profit or loss (7.2) - (5.2) (12.4)
Movement in gold in process and finished inventories - Gold Bullion 31.9 (6.3) - 25.6
Ongoing rehabilitation expenditure 46.6 1.7 - 48.3
Care and maintenance - - 3.9 3.9
Other operating income (2.4) - - (2.4)
Cash operating costs (2,666.5) (406.2) - (3,072.7)
Other
2020 reconciling
Amounts in R million Ergo FWGR items

Total
Revenue (External) 3,064.3 1,120.7 - 4,185.0
Cash operating costs (2,274.0) (352.0) - (2,626.0)
Movement in gold in process and finished inventories - Gold Bullion 1.8 1.3 - 3.1
Segment operating profit 792.1 770.0 - 1,562.1
Additions to property, plant and equipment (114.4) (68.0) (0.3) (182.7)
Reconciliation of segment operating profit to profit after tax
Segment operating profit 792.1 770.0 - 1,562.1
Depreciation

(150.4) (119.6) (0.8) (270.8)
Change in estimate of environmental rehabilitation recognised in profit or loss 19.1 2.1 0.7 21.9
Ongoing rehabilitation expenditure (22.3) (2.0) - (24.3)
Care and maintenance - - (11.1) (11.1)
Other operating expenses (27.6) (3.1) - (30.7)
Other income 0.7 - - 0.7
Administration expenses and other costs (131.6) (20.7) (157.6) (309.9)
Finance income 28.9 28.1 52.8 109.8
Finance expense (48.8) (14.3) (5.7) (68.8)
Current tax (145.8) (117.4) - (263.2)
Deferred tax 6.6 (86.5) (0.8) (80.7)
Profit after tax 320.9 436.6 (122.5) 635.0
Reconciliation of cost of sales to cash operating costs
Cost of sales (2,453.4) (473.3) (11.2) (2,937.9)
Depreciation 150.4 119.6 0.8 270.8
Change in estimate of environmental rehabilitation recognised in profit or loss (19.1) (2.1) (0.7) (21.9)
Movement in gold in process and finished inventories - Gold Bullion (1.8) (1.3) - (3.1)
Ongoing rehabilitation expenditure 22.3 2.0 - 24.3
Care and maintenance - - 11.1 11.1
Other operating costs 27.6 3.1 - 30.7
Cash operating costs (2,274.0) (352.0) - (2,626.0)